Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2023
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying condensed consolidated balance sheets at March 31, 2023 and September 30, 2023:

Consolidated VIEs	Consolidated assets
At March 31, 2023:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,388,845	¥71,649	¥34,521	¥47,606	¥1,027,862	¥6,185,514	¥21,693
Investment funds	1,331,962	—	46,157	359,777	65,204	—	860,824
Special purpose entities created for structured financing	248,952	—	2,593	8,624	—	135,606	102,129
Repackaged instruments	243,513	7,882	—	167,007	53,617	15,007	—
Securitization of the MUFG Group’s assets	10,389,398	—	1,434	—	—	10,371,275	16,689
Trust arrangements	8,176,795	—	—	833,864	1,514,530	5,828,397	4
Other	62,109	584	3,952	14,606	16,159	2,822	23,986
Total consolidated assets before elimination	27,841,574	80,115	88,657	1,431,484	2,677,372	22,538,621	1,025,325
The amounts eliminated in consolidation	(6,739,954)	(71,872)	(36,626)	(63,556)	(600,635)	(5,940,036)	(27,229)
Total consolidated assets	¥21,101,620	¥8,243	¥52,031	¥1,367,928	¥2,076,737	¥16,598,585	¥998,096

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,364,030	¥—	¥5,587,813	¥1,367,234	¥408,983
Investment funds	830,751	—	817,292	7,407	6,052
Special purpose entities created for structured financing	127,768	—	—	109,352	18,416
Repackaged instruments	245,829	—	—	230,285	15,544
Securitization of the MUFG Group’s assets	10,418,160	—	—	10,154,662	263,498
Trust arrangements	8,176,907	6,408,837	840,690	—	927,380
Other	56,902	—	1,456	31,900	23,546
Total consolidated liabilities before elimination	27,220,347	6,408,837	7,247,251	11,900,840	1,663,419
The amounts eliminated in consolidation	(16,102,106)	(302)	(3,696,647)	(11,469,378)	(935,779)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,503,305)	(6,408,535)	(3,505,172)	(25,033)	(564,565)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥614,936	¥—	¥45,432	¥406,429	¥163,075

Consolidated VIEs	Consolidated assets
At September 30, 2023:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,732,815	¥77,234	¥30,077	¥68,683	¥969,899	¥6,539,924	¥46,998
Investment funds	1,467,112	901	116,379	327,950	73,117	—	948,765
Special purpose entities created for structured financing	250,614	—	3,293	8,071	—	147,264	91,986
Repackaged instruments	288,371	7,132	—	136,973	129,266	15,000	—
Securitization of the MUFG Group’s assets	10,786,948	—	1,431	—	—	10,766,601	18,916
Trust arrangements	8,770,532	—	—	840,042	1,524,982	6,405,502	6
Other	67,548	499	3,794	24,726	16,249	2,597	19,683
Total consolidated assets before elimination	29,363,940	85,766	154,974	1,406,445	2,713,513	23,876,888	1,126,354
The amounts eliminated in consolidation	(7,426,415)	(78,356)	(92,361)	(98,158)	(600,372)	(6,527,631)	(29,537)
Total consolidated assets	¥21,937,525	¥7,410	¥62,613	¥1,308,287	¥2,113,141	¥17,349,257	¥1,096,817

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,697,001	¥—	¥5,880,073	¥1,362,328	¥454,600
Investment funds	951,058	—	934,436	8,339	8,283
Special purpose entities created for structured financing	123,698	—	—	119,496	4,202
Repackaged instruments	296,297	—	—	281,304	14,993
Securitization of the MUFG Group’s assets	10,798,823	—	—	10,524,243	274,580
Trust arrangements	8,770,460	6,988,735	850,957	—	930,768
Other	62,254	—	1,173	41,972	19,109
Total consolidated liabilities before elimination	28,699,591	6,988,735	7,666,639	12,337,682	1,706,535
The amounts eliminated in consolidation	(16,622,457)	(1,337)	(3,744,249)	(11,935,141)	(941,730)
The amount of liabilities with recourse to the general credit of the MUFG Group	(11,581,012)	(6,987,398)	(3,882,245)	(28,439)	(682,930)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥496,122	¥—	¥40,145	¥374,102	¥81,875
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2023 and September 30, 2023:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2023:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥41,001,958	¥8,062,589	¥6,384,079	¥21,719	¥2,205,877	¥4,142,995	¥13,488	¥10,823	¥10,823
Investment funds	55,386,213	4,930,989	3,446,109	262,312	120,436	2,710,177	353,184	27,606	27,606
Special purpose entities created for structured financing	54,543,066	5,864,814	3,907,598	80,382	39,357	3,749,670	38,189	208,100	208,100
Repackaged instruments	9,034,058	4,372,581	4,117,969	944,795	2,641,384	386,793	144,997	2,230	2,230
Other	87,989,676	3,989,548	2,761,087	146,286	7,552	2,523,976	83,273	46,354	46,354
Total	¥247,954,971	¥27,220,521	¥20,616,842	¥1,455,494	¥5,014,606	¥13,513,611	¥633,131	¥295,113	¥295,113

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2023:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥47,471,678	¥9,089,567	¥7,124,602	¥12,163	¥2,157,156	¥4,942,714	¥12,569	¥18,936	¥18,936
Investment funds	96,500,851	6,697,234	4,355,603	452,953	168,683	3,310,669	423,298	42,092	42,092
Special purpose entities created for structured financing	66,635,155	7,309,836	4,838,196	66,104	43,255	4,685,051	43,786	382,651	382,651
Repackaged instruments	9,710,418	5,016,578	4,846,411	1,436,901	2,805,459	427,025	177,026	1,342	1,342
Other	89,295,182	4,721,771	3,139,977	221,414	3,716	2,858,393	56,454	31,282	31,282
Total	¥309,613,284	¥32,834,986	¥24,304,789	¥2,189,535	¥5,178,269	¥16,223,852	¥713,133	¥476,303	¥476,303